Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share
10.	Earnings Per Share

The calculations of basic earnings per share and diluted earnings per share are computed as follows:

	Income	Weighted average number of shares	Per share amount
Year ended December 31, 2009
Basic earnings per share	$1,652	44,803,735	$0.04
Effect of dilutive securities — Stock options	—	6,063	—

Diluted earnings per share	$1,652	44,809,798	$0.04

	Income	Weighted average number of shares	Per share amount
Year ended December 31, 2010
Basic earnings per share	$15,006	44,803,735	$0.33
Effect of dilutive securities — Stock options	—	18,025	—

Diluted earnings per share	$15,006	44,821,760	$0.33

	Income	Weighted average number of shares	Per share amount
Year ended December 31, 2011
Basic earnings per share	$505	44,803,735	$0.01
Effect of dilutive securities — Stock options	—	37,467	—

Diluted earnings per share	$505	44,841,202	$0.01